Related Party Transactions (Details Narrative) (fuboTV Inc. Pre-Merger) - Fubo TV Pre-Merger [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Subscriber related party expenses	$ 24,111,000	$ 11,074,000	$ 53,310,000	$ 38,666,000
Due to related parties payable	$ 48,920,000		$ 33,264,000